Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	ORCKIT COMMUNICATIONS LTD.
Entity Central Index Key	0001021620
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013
Entity Filer Category	Smaller Reporting Company

INTERIM CONDENSED CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 1,556	$ 2,873
Restricted cash	465	354
Trade receivables	3,338	3,869
Inventory (note 2)	3,625	3,708
Other receivables	1,585	1,664
Total current assets	10,569	12,468
LONG-TERM TRADE RECEIVABLES	664	577
SEVERANCE PAY FUND	1,613	1,603
PROPERTY AND EQUIPMENT, net	674	851
Total assets	13,520	15,499
CURRENT LIABILITIES:
Trade payables	1,817	1,383
Accrued expenses and other payables	4,495	4,382
Deferred income	1,304	1,555
Total current liabilities	7,616	8,715
LONG TERM LIABILITIES
Accrued severance pay and other	1,650	1,956
Deferred income	1,116	717
Long-term convertible loan from shareholders	400	400
Total long-term liabilities	17,410	15,171
COMMITMENTS AND CONTINGENT LIABILITIES (note 6)
Total liabilities	25,026	23,886
CAPITAL DEFICIENCY:
Share capital - ordinary shares of no par value (authorized: December 31, 2012 and June 30, 2013 - 170,000,000 shares; issued: December 31, 2012 - 33,686,134 shares; June 30, 2013 - 33,716,973 shares; outstanding: December 31, 2012 - 31,041,295 shares; June 30, 2013 - 31,072,134 shares) and additional paid in capital	362,875	362,590
Warrants	3,588	3,588
Accumulated deficit	(372,325)	(368,921)
Treasury shares, at cost (2,644,839 ordinary shares)	(5,644)	(5,644)
Total capital deficiency	(11,506)	(8,387)
Total liabilities and capital deficiency	13,520	15,499
Convertible Subordinated Notes Series A [Member]
CURRENT LIABILITIES:
Convertible subordinated notes		1,377
LONG TERM LIABILITIES
Convertible subordinated notes	12,150	11,588
Convertible Subordinated Notes Series B [Member]
CURRENT LIABILITIES:
Convertible subordinated notes		18
LONG TERM LIABILITIES
Convertible subordinated notes	$ 2,094	$ 510

INTERIM CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, no par value
Ordinary shares, shares authorized	170,000,000	170,000,000
Ordinary shares, shares issued	33,716,973	33,686,134
Ordinary shares, shares outstanding	31,072,134	31,041,295
Treasury shares, shares	2,644,839	2,644,839

INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 2,390	$ 3,528	$ 4,670	$ 6,769
Cost of revenues	484	1,451	1,551	2,967
Gross profit	1,906	2,077	3,119	3,802
Research and development expenses - net	421	1,765	1,203	3,273
Selling, General and administrative expenses	1,185	2,712	2,444	5,388
Operating gain (loss)	300	(2,400)	(528)	(4,859)
Financial expenses - net	(495)	(455)	(1,082)	(760)
Income (expenses) from devaluation (revaluation) of Conversion feature embedded in Series A convertible note	121	(57)	(133)	(416)
Gain/(loss) from revaluation of Series B convertible notes	(1,175)	653	(1,709)	168
Other income			48
Net loss for the period	(1,249)	(2,259)	(3,404)	(5,867)
Loss per share ("EPS"):
Basic	$ (0.04)	$ (0.1)	$ (0.11)	$ (0.26)
Diluted	$ (0.04)	$ (0.12)	$ (0.11)	$ (0.26)
Weighted average number of shares used in computation of EPS:
Basic	31,069	22,769	31,079	22,767
Diluted	31,069	22,769	31,079	22,767
Interim condensed consolidation statement of comprehensive loss:
Gain on available-for-sale marketable securities		386		1,023
Net comprehensive loss for the period	$ (1,249)	$ (1,873)	$ (3,404)	$ (4,844)

INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN CAPITAL DEFICIENCY (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
BALANCE		$ (8,387)
BALANCE, shares		31,041,295
Comprehensive loss	(1,249)	(3,404)
Issuance of ordinary shares upon conversion of convertible subordinated note, Series A		1
Compensation related to employee stock option grants		284
Exercise of options granted to employees
BALANCE	(11,506)	(11,506)
BALANCE, shares	31,072,134	31,072,134
Share capital and additional paid in capital [Member]
BALANCE		31,041
BALANCE, shares		362,590
Comprehensive loss
Issuance of ordinary shares upon conversion of convertible subordinated note, Series A		1
Issuance of ordinary shares upon conversion of convertible subordinated note, Series A, shares		8
Compensation related to employee stock option grants		284
Exercise of options granted to employees
Exercise of options granted to employees, shares		23
BALANCE	31,072	31,072
BALANCE, shares	362,875	362,875
Warrants [Member]
BALANCE		3,588
BALANCE, shares
Comprehensive loss
Issuance of ordinary shares upon conversion of convertible subordinated note, Series A
Issuance of ordinary shares upon conversion of convertible subordinated note, Series A, shares
Compensation related to employee stock option grants
Exercise of options granted to employees
Exercise of options granted to employees, shares
BALANCE	3,588	3,588
BALANCE, shares
Accumulated deficit [Member]
BALANCE		(368,921)
BALANCE, shares
Comprehensive loss		(3,404)
Issuance of ordinary shares upon conversion of convertible subordinated note, Series A
Issuance of ordinary shares upon conversion of convertible subordinated note, Series A, shares
Compensation related to employee stock option grants
Exercise of options granted to employees
Exercise of options granted to employees, shares
BALANCE	(372,325)	(372,325)
BALANCE, shares
Treasury shares [Member]
BALANCE		(5,644)
BALANCE, shares
Comprehensive loss
Issuance of ordinary shares upon conversion of convertible subordinated note, Series A
Issuance of ordinary shares upon conversion of convertible subordinated note, Series A, shares
Compensation related to employee stock option grants
Exercise of options granted to employees
Exercise of options granted to employees, shares
BALANCE	$ (5,644)	$ (5,644)
BALANCE, shares

INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (3,404)	$ (5,867)
Depreciation and amortization:
Property and equipment	223	294
Deferred issuance costs		34
Accrued interest, premium amortization and currency differences on marketable securities		1,103
Impairment of marketable securities		512
Increase in accrued severance pay	(311)	(23)
Compensation related to employee stock option grants	284	280
Change in market value of series A convertible notes, net	375	(738)
Adjustments in the value of series B convertible notes	1,948	(119)
Increase in other long-term liabilities	6	10
Changes in operating assets and liabilities:
Decrease in trade receivables and other current assets	523	1,100
Increase (decrease) in trade payables, accrued expenses and other payables	547	(563)
Increase (decrease) in deferred income	148	(18)
Decrease (increase) in inventories	85	(95)
Net cash provided by (used in) operating activities	424	(4,090)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(47)	(23)
Changes in funds in respect of accrued severance pay, net	(10)	(50)
Proceeds from sale of marketable securities		8,528
Purchase of marketable securities		(143)
Restricted cash related to convertible notes		(1,445)
Purchase of restricted cash	(5,000)
Proceeds from restricted cash deposit	5,000
Increase in restricted cash deposit	(111)
Net cash provided by investing activities	(168)	6,867
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan from shareholders		400
Proceeds from senior secured notes	5,000
Repayment of senior secured notes	5,000
Net cash provided by financing activities	(1,573)	400
NET INCREASE IN CASH AND CASH EQUIVALENTS	(1,317)	3,177
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	2,873	3,485
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	1,556	6,662
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION - CASH PAID DURING THE PERIOD FOR:
Interest paid	365	326
Advances paid to income tax authorities		7
Convertible Subordinated Notes Series A [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment on account of convertible loan	(1,416)
Convertible Subordinated Notes Series B [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment on account of convertible loan	$ (157)

BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2013
Basis of Presentation [Abstract]
Basis of Presentation
NOTE 1 - BASIS OF PRESENTATION

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S GAAP") and on the same basis as the annual consolidated financial statements. In the opinion of management, the financial statements reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly the consolidated financial position and results of operations of Orckit Communications Ltd. and its subsidiaries ("Orckit" or the "Company"). These consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company's audited financial statements included in the Company's Annual Report on Form 20-F dated April 29, 2013, as filed with the Securities and Exchange Commission. The results of operations for the six and three months ended June 30, 2013 are not necessarily indicative of results that could be expected for the entire fiscal year.

The U.S. Dollar translations appearing in these financial statements are based on the representative exchange rate published by the Bank of Israel on actual relevant dates, or as on June 30, 2013, and are subject to change as the exchange rate of the New Israeli Shekel in relation to the U.S. Dollar fluctuates.

As per the date of these financial statements, the Company has suffered cumulative losses amounting to $372 million as well as a capital deficiency amounting to $11.5 million. The balances of cash and cash equivalents, restricted cash and long term investments have decreased during the last five years. In order to improve its cash position and reduce its expenses, the Company implemented in 2012 and 2013, cost reduction plans in which it dismissed a large portion of its headcount. The Company has liabilities towards noteholders amounting to approximately $18 million. The Company has the ability to finance its activities during the coming months from available cash balances.  In order to continue, it will need to raise further capital, through the sale of additional equity securities, raising senior debt, or commercializing a portion or all of its intellectual and intangible property.

These facts raise substantial doubt as to the Company's ability to continue as a going concern.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

On March 12, 2013, the Company entered into a strategic investment agreement ("Investment Agreement") with Networks3, Inc. a non-practicing entity controlled by Hudson Bay Capital Management. Pursuant to the agreement, Networks3 will pay the Company $8 million upon closing, of which $5 million is for the purchase of the Company's patent portfolio, $2.5 million is for the purchase of 4,747,409 newly issued ordinary shares of Orckit at the price of $0.52 per share (constituting approximately 12.5% of Orckit's outstanding share capital after giving effect to the issuance thereof), and $0.5 million is for the purchase of an unsecured subordinated note in the principal amount of $0.5 million, bearing interest at the applicable federal rate (approximately 1% per year), and maturing on the third anniversary of the closing of the proceeds, $5 million were designated to repay Orckit's Senior A notes and Senior B notes, and $3 million to finance the Company's ongoing activities. As part of the agreement, the Company has retained the right to use the patents.

In addition, Orckit was to be issued common stock of Networks3 constituting 10% of its outstanding capital stock and have the right to receive an agreed changing percentage of the profits of Networks3, if any, generated in the future by payments from third parties for past and future use of patents in the patent portfolio.

The closing of the Investment Agreement was conditioned upon various conditions, including the approval of the Israeli Office of the Chief Scientist of the sale of the patent portfolio on terms acceptable to Networks3 in its sole discretion, the retirement of Orckit's Senior A notes and Senior B notes for a consideration lower than the amount owed to them which requires a court approved arrangement with the note holders under Section 350 of the Israeli Companies Law.

On March 12, 2013, Orckit also entered into a note purchase agreement with two funds managed by Hudson Bay Capital to issue and sell to them senior secured notes in the aggregate principal amount of $5 million.  The transaction was consummated on March 18, 2013. The notes bear interest at the rate of 1.5% per year during the first four months and 15% per year thereafter. The notes were secured by a first priority lien on the patent portfolio of the Company and are guaranteed by Corrigent.

In connection with the above, Hudson Bay Capital deposited $5 million in a trustee account. Since the conditions for the right for offsetting between these amounts were met, the Company netted the $5 million senior secured notes liability with the $5 million of restricted cash in the trustee account. The notes were fully redeemed by the company as per date of this report.

On August 12, 2013 the Company announced that Networks3 Inc. has delivered a notice terminating the March 12, 2013 Investment Agreement on the grounds that one of the conditions precedent for closing the transactions contemplated by the Agreement has not been satisfied.

The Company is examining further steps, including the initiation of legal action to enforce its rights.

On August 21, 2013 the Company signed a non-binding understanding with ECI Telecom Ltd. ("ECI") with respect to the terms of a proposed transaction pursuant to which it would grant an exclusive license to ECI to develop, manufacture and sell products comprising Orckit's Packet Transport technology. If a definitive agreement is signed, the Company would be entitled to receive $4.5 million over a period of approximately four years on the account of royalties payable on the sales arising from said license and in consideration for the sale of inventory and research and development equipment to ECI.  As a condition to the transaction, ECI would hire certain present and former employees of Orckit (including key employees and one officer), on terms to be agreed between them.There can be no assurance that a definitive agreement will be signed.

INVENTORY	6 Months Ended
Jun. 30, 2013
Inventories [Abstract]
Inventories
NOTE 2 - INVENTORY

Inventory consist of raw materials and supplies and finished products and are valued at the lower of cost or market. The composition of the Company's inventories was as follows:

	December 31,	June 30,
	2012	2013
	U.S. dollars in thousands
Raw materials	$1,009	$891
Finished goods	2,699	2,734
	$3,708	$3,625

EMPLOYEE SHARE OPTION PLAN	6 Months Ended
Jun. 30, 2013
Employee Share Option Plan [Abstract]
Employee Share Option Plan
NOTE 3 - EMPLOYEE SHARE OPTION PLAN

The Company grants two types of awards, (a) non-performance options, which are options with a vesting period, but no additional performance criteria is necessary to vest, and (b) performance goals options, which are contingent upon meeting specified performance goals.

Non performance options:

During the three month period ended June 30, 2013 no options were granted.

Performance based options:

During the three month period ended June 30, 2013 no performance based options were granted.

During the three month periods ended June 30, 2013 none of the performance goals were achieved.

FAIR VALUE FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2013
Fair Value Financial Instruments [Abstract]
Fair Value Financial Instruments
NOTE 4 - FAIR VALUE FINANCIAL INSTRUMENTS

The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis, segregated by classes:

	December 31, 2012
	Fair value measurements at reporting date U.S. dollars in thousands
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative component in convertible notes presented among long-term liabilities			$22	$22
Convertible subordinated notes, Series B	$528			$528

	June 30, 2013
	Fair Value Measurements at Reporting Date U.S. dollars In thousands
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative component in convertible notes presented among long-term liabilities			$151	$151
Convertible subordinated notes, Series B (including accrued interest)	$2,094			$2,094

The fair value of the Series A convertible subordinated notes at June 30, 2013, as traded on the Tel Aviv Stock Exchange, was approximately $4.9 million  (December 31, 2012 - $2.1 million).

There were no changes between Level 1 and Level 2 during the three and six-month periods ended June 30, 2013.

GEOGRAPHICAL LOCATION OF REVENUES AND REVENUES FROM PRINCIPAL CUSTOMERS	6 Months Ended
Jun. 30, 2013
Geographical Location of Revenues And Revenues From Principal Customers [Abstract]
Geographical Location of Revenues And Revenues From Principal Customers
NOTE 5 - GEOGRAPHICAL LOCATION OF REVENUES AND REVENUES FROM PRINCIPAL CUSTOMERS:

a.
Following is a summary of revenues by geographic area.  The Company sells its products mainly to telecommunications carriers.  Revenues are attributed to geographic areas based on the location of the end users as follows:

	Three months ended		Six months ended
	June 30,		June 30,
	2013	2012	2013	2012
	U.S. dollars in thousands
India	-	$72	-	$210
Europe	739	1,303	995	2,413
Latin America	667	459	1,706	882
Japan	374	1,574	557	2,728
Scandinavia	296	-	729	-
Other	314	120	683	536
	$2,390	$3,528	$4,670	$6,769

b.	Revenues from principal customers - revenues from a single customer that exceed 10% of total revenues in the relevant period:

	Three months ended		Six months ended
	June 30,		June 30,
	2013	2012	2013	2012
	U.S. dollars in thousands
Customer A	368	1,526	539	2,024
Customer B	623	424	1,160	756
Customer C	296	238	729	824
Customer D	5	47	18	704
Customer E	619	945	811	1,351

COMMITMENTS AND CONTINGENT LIABILITY	6 Months Ended
Jun. 30, 2013
Commitments and Contingent Liability [Abstract]
Commitments and Contingent Liability
NOTE 6 - COMMITMENTS AND CONTINGENT LIABILITY:

a.
Royalty commitment:

The Company benefits from government grant programs that may be reduced and may be unavailable to it in the future. The Company's participation in these programs restricts its ability to freely transfer manufacturing rights and technology out of Israel.

Since its inception, the Company has relied on grants from the Israeli government and other institutions for the financing of a portion of its product development expenditures. Due to reductions in the Company's research and development personnel as well as reductions from time to time in the budget of Israel's Office of the Chief Scientist of the Ministry of Economy, the amount of grants the Company receives from the Israeli government in the future is expected to be lower than in prior years, if it receives any at all. The Company recognized grants in an amount of $0.2 million during the six month period ended June 30, 2013.

Generally, according to Israeli law, any products developed with grants from the Office of the Chief Scientist, or OCS, are required to be manufactured in Israel, unless the Company obtains prior approval of a governmental committee. As a condition to obtaining this approval, the Company may be required to pay the OCS up to 300% of the grants it receives and to repay these grants at an accelerated rate, depending on the portion of manufacturing performed outside Israel. The Company has obtained an approval from the OCS to manufacture part of its products outside Israel. The Company intends to keep sufficient manufacturing activities in Israel so that it will be subject to a repayment percentage of up to 150% of the grants it received. In addition, the Company is prohibited from transferring to third parties the knowhow developed with these grants without the prior approval of a governmental committee. If such approval is given, the Company may be required to pay the OCS all or significant portion of the proceeds from transferring to third parties the knowhow developed with these grants. The total aggregate contingent liability of the Company in respect of royalties to the Government of Israel at June 30, 2013 was approximately $18 million.

In addition, the OCS has claimed that the Company is required to repay grants related to a research and development project that was cancelled. The Company is disputing some of the claims made by the OCS and are attempting to negotiate a settlement of the claim. While the Company has made a provision in its financial statements to cover the estimated outcome of this claim, the amount the Company ultimately may pay may exceed its estimate. If the Company cancels additional projects, the OCS may demand the repayment of grants it received in the past. The OCS may also dispute the Company's  reports related to its manufacturing activities outside of Israel.

b.	Lease commitment:

The Company also has lease commitments mainly for the rental of its office in Tel Aviv.  The Tel Aviv office is under lease through December 31, 2015.
The Company has an option to terminate all or portion of its lease by six months' advance notice.

In the third quarter of 2012, the Company gave its lessor an advance six-month notice of its attention to vacate a significant portion of the leased area. The area was vacated in the first quarter of 2013.

EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share
NOTE 7  - EARNINGS PER SHARE

During the six and three-month period ended June 30, 2013 and 2012 no shares which could be issued in connection with the conversion of Series A and Series B convertible notes or exercise of options or warrants, were taken into account in the calculation of diluted earnings per share because of their anti-dilutive effect.

SUBEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBEQUENT EVENTS [Abstract]
SUBEQUENT EVENTS
NOTE 8 - SUBEQUENT EVENTS

For subsequent events occurred relating to the strategic investment agreement with Networks3 Inc.  and relating to the non-binding understanding with ECI Telecom Ltd. ("ECI") with respect to the terms of a proposed transaction pursuant to which it would grant an exclusive license to ECI to develop, manufacture and sell products comprising Orckit's Packet Transport technology, see note 1.

INVENTORY (Tables)	6 Months Ended
Jun. 30, 2013
Inventories [Abstract]
Schedule of Inventories
Inventory consist of raw materials and supplies and finished products and are valued at the lower of cost or market. The composition of the Company's inventories was as follows:

	December 31,	June 30,
	2012	2013
	U.S. dollars in thousands
Raw materials	$1,009	$891
Finished goods	2,699	2,734
	$3,708	$3,625

FAIR VALUE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Financial Instruments [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis, segregated by classes:

	December 31, 2012
	Fair value measurements at reporting date U.S. dollars in thousands
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative component in convertible notes presented among long-term liabilities			$22	$22
Convertible subordinated notes, Series B	$528			$528

	June 30, 2013
	Fair Value Measurements at Reporting Date U.S. dollars In thousands
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative component in convertible notes presented among long-term liabilities			$151	$151
Convertible subordinated notes, Series B (including accrued interest)	$2,094			$2,094

GEOGRAPHICAL LOCATION OF REVENUES AND REVENUES FROM PRINCIPAL CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2013
Geographical Location of Revenues And Revenues From Principal Customers [Abstract]
Schedule of Revenues by Geographic Area
Revenues are attributed to geographic areas based on the location of the end users as follows:

	Three months ended		Six months ended
	June 30,		June 30,
	2013	2012	2013	2012
	U.S. dollars in thousands
India	-	$72	-	$210
Europe	739	1,303	995	2,413
Latin America	667	459	1,706	882
Japan	374	1,574	557	2,728
Scandinavia	296	-	729	-
Other	314	120	683	536
	$2,390	$3,528	$4,670	$6,769

Schedule of Significant Customers
Revenues from principal customers - revenues from a single customer that exceed 10% of total revenues in the relevant period:

	Three months ended		Six months ended
	June 30,		June 30,
	2013	2012	2013	2012
	U.S. dollars in thousands
Customer A	368	1,526	539	2,024
Customer B	623	424	1,160	756
Customer C	296	238	729	824
Customer D	5	47	18	704
Customer E	619	945	811	1,351

BASIS OF PRESENTATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended
	Mar. 12, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Accumulated deficit		$ (372,325)		$ (368,921)
Capital deficiency		(11,506)		(8,387)
Liabilities towards noteholders		18,000
Investment income	8,000
Proceeds from sale of patent portfolio	5,000
Proceeds from new issues	2,500	4,500
Newly issued ordinary shares	4,747,409
Purchase price per share	$ 0.52
Percentage of shares outstanding	12.50%	10.00%
Proceeds from senior secured notes		5,000
Proceeds from unsecured subordinated note	500
Annual interest rate	1.00%	15.00%
Proceeds from restricted cash deposit		5,000
Amount of debt converted into ordinary shares	5,000
Convertible notes payable outstanding		$ 3,000
First Four Months [Member]
Annual interest rate		1.50%

INVENTORY (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Inventories [Abstract]
Raw materials	$ 891	$ 1,009
Finished goods	2,734	2,699
Inventory	$ 3,625	$ 3,708

FAIR VALUE FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair value assets and liabilities that are measured at fair value on a recurring basis
Derivative component in convertible notes presented among long-term liabilities	$ 151	$ 22
Convertible subordinated notes, Series B	2,094	528
The fair value of Series A convertible subordinated notes, as traded on the Tel Aviv Stock Exchange.	4,900	2,100
Level 1 [Member]
Fair value assets and liabilities that are measured at fair value on a recurring basis
Derivative component in convertible notes presented among long-term liabilities
Convertible subordinated notes, Series B	2,094	528
Level 2 [Member]
Fair value assets and liabilities that are measured at fair value on a recurring basis
Derivative component in convertible notes presented among long-term liabilities
Convertible subordinated notes, Series B
Level 3 [Member]
Fair value assets and liabilities that are measured at fair value on a recurring basis
Derivative component in convertible notes presented among long-term liabilities	151	22
Convertible subordinated notes, Series B

GEOGRAPHICAL LOCATION OF REVENUES AND REVENUES FROM PRINCIPAL CUSTOMERS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment information and revenues from principal customers:
Revenues	$ 2,390	$ 3,528	$ 4,670	$ 6,769
Customer A [Member]
Segment information and revenues from principal customers:
Revenues from principal customers	368	1,526	539	2,024
Customer B [Member]
Segment information and revenues from principal customers:
Revenues from principal customers	623	424	1,160	756
Customer C [Member]
Segment information and revenues from principal customers:
Revenues from principal customers	296	238	729	824
Customer D [Member]
Segment information and revenues from principal customers:
Revenues from principal customers	5	47	18	704
Customer E [Member]
Segment information and revenues from principal customers:
Revenues from principal customers	619	945	811	1,351
India [Member]
Segment information and revenues from principal customers:
Revenues		72		210
Europe [Member]
Segment information and revenues from principal customers:
Revenues	739	1,303	995	2,413
Latin America [Member]
Segment information and revenues from principal customers:
Revenues	667	459	1,706	882
Japan [Member]
Segment information and revenues from principal customers:
Revenues	374	1,574	557	2,728
Scandinavia [Member]
Segment information and revenues from principal customers:
Revenues	296		729
Other [Member]
Segment information and revenues from principal customers:
Revenues	$ 314	$ 120	$ 683	$ 536

COMMITMENTS AND CONTINGENT LIABILITY (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Commitments and Contingent Liability [Abstract]
Grants recognized	$ 200
The maximum repayment percentage of grants received from the Office of the Chief Scientist that the company must pay if manufacturing activities are performed outside of Israel	300.00%
The maximum repayment percentage of grants received from the Office of the Chief Scientist that the company must pay if manufacturing activities are performed within Israel	150.00%
Approximate amount of royalty commitment	$ 18,000